      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 11, 2012.
                                                            FILE NOS. 333-172003
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                         THE SECURITIES ACT OF 1933                         [  ]


                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 5                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER
                     THE INVESTMENT COMPANY ACT OF 1940                     [  ]

                                   Amendment No. 6                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6121
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                             MALLARY L. REZNIK, ESQ.
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on October 15, 2012 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Separate Account of SunAmerica Annuity and Life Assurance Company under variable annuity contracts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT

                              PART A -- PROSPECTUS

Incorporated by reference to the Prospectus as filed under Form N-4, Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

A supplement dated October 15, 2012 to the Prospectus is included in Part A of this Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940, File Nos. 333-172003 and 811-03859.

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-
010016.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

       SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED JULY 16, 2012

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
                      Polaris Platinum III Variable Annuity
                   Polaris Preferred Solution Variable Annuity
                      Polaris Advantage II Variable Annuity
                       Polaris Choice IV Variable Annuity
                       Polaris Advantage Variable Annuity

--------------------------------------------------------------------------------

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                          FS VARIABLE SEPARATE ACCOUNT
                      Polaris Platinum III Variable Annuity
                   Polaris Preferred Solution Variable Annuity
                      Polaris Advantage II Variable Annuity
                       Polaris Choice IV Variable Annuity
                       Polaris Advantage Variable Annuity

--------------------------------------------------------------------------------

The date of the prospectuses is hereby changed to October 15, 2012. All references in the prospectus to the date of the Statement of Additional Information are hereby changed to October 15, 2012.

THE FOLLOWING VARIABLE PORTFOLIO IS AVAILABLE AS AN INVESTMENT OPTION:

VARIABLE PORTFOLIO:                MANAGED BY:                         TRUST:                    ASSET CLASS:
-------------------                -----------                         ------                    ------------
Protected Asset Allocation SAST    Capital Research and Management     SunAmerica Series Trust   BALANCED
Portfolio                          Company*

     * Capital Research and Management Company manages the corresponding Master Fund in which the Underlying Fund invests. The investment adviser of the Feeder Funds is SAAMCo.

THE FOLLOWING DISCLOSURE REGARDING THE PROTECTED ASSET ALLOCATION SAST PORTFOLIO IS ADDED TO THE INVESTMENT OPTIONS, SUNAMERICA SERIES TRUST SECTION OF THE
PROSPECTUS:

     The Protected Asset Allocation SAST Portfolio has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Protected Asset Allocation SAST Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits. Please see the prospectuses and Statements of Additional Information of the SunAmerica Series Trust Feeder Fund and the American Funds Insurance Series Master Fund for details.

IF YOU ELECTED THE SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER LIVING BENEFITS ON OR AFTER JANUARY 23, 2012, THE FOLLOWING IS ADDED TO THE OPTIONAL LIVING BENEFITS SECTION OF THE PROSPECTUS UNDER "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?":

     - If you elected SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, the remaining 80% of every Purchase Payment and Continuation Contribution, if any, can be invested in the following allocation:

       - Combination of: 35% SunAmerica Dynamic Allocation Portfolio, 35% SunAmerica Dynamic Strategy Portfolio, 10% Protected Asset Allocation SAST Portfolio

     - If you elected SunAmerica Income Plus Income Option with Custom Allocation -- Build-Your-Own Option, the Protected Asset Allocation SAST Portfolio is an additional portfolio option under Group C -- Limited Equity.

IF YOU ELECTED THE SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER LIVING BENEFITS PRIOR TO JANUARY 23, 2012, THE PROTECTED ASSET ALLOCATION SAST PORTFOLIO IS AN ADDITIONAL PORTFOLIO OPTION UNDER BUILD-YOUR-OWN OPTION 4 GROUP C -- LIMITED EQUITY.

IF YOU ELECTED THE SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER LIVING BENEFITS, THE FOLLOWING IS ADDED TO THE OPTIONAL LIVING BENEFITS SECTION OF THE PROSPECTUS UNDER "WHAT IS THE FEE FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?":

     The Protected Asset Allocation SAST Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the Protected Asset Allocation SAST Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the Protected Asset Allocation SAST Portfolio may increase its exposure to equity markets.

THE FOLLOWING PARAGRAPH REPLACES THE 5TH PARAGRAPH UNDER THE SUBHEADING "OWNERSHIP STRUCTURE OF THE COMPANY" IN OTHER INFORMATION OF THE PROSPECTUS:

     As of the date of this prospectus, the Department of the Treasury owned less than 25% of the outstanding shares of common stock of AIG, the ultimate parent of SunAmerica Annuity and US Life. AIG has stated that it understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest in AIG over time, and that AIG has granted certain registration rights to the Department of Treasury to facilitate such sales.

--------------------------------------------------------------------------------

IF YOU ELECTED THE SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER LIVING BENEFIT ON OR AFTER NOVEMBER 12, 2012, THE FOLLOWING TERMS APPLICABLE TO THE SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER LIVING BENEFIT WILL BE MODIFIED IN THE PROSPECTUS AS FOLLOWS:

     1. Under LIVING BENEFIT DEFINED TERMS, the definition of Eligible Purchase Payments and Ineligible Purchase Payments have been changed as follows:

        ELIGIBLE PURCHASE PAYMENTS
        Purchase Payments, or portions thereof, received during the period described in the table below.

                FIRST CONTRACT YEAR
        ----------------------------------
        100% of Purchase Payments received

        EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, the total maximum Eligible Purchase Payment is $100,000. Eligible Purchase Payments will not include additional Purchase Payments made in contract year 2 and after.

        INELIGIBLE PURCHASE PAYMENTS
        Purchase Payments received after the first Contract Year, as discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

     2. All references to "Eligible Purchase Payments" and "Ineligible Purchase Payments" in the prospectus are changed to be consistent with the definitions described above.

     3. The Optional Living Benefit Examples in the APPENDIX are deleted in their entirety.

Date: October 15, 2012

                Please keep this Supplement with your Prospectus

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements of Variable Separate Account and consolidated financial statements of SunAmerica Annuity and Life Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940, File Nos. 333-157199 and 811-03859, filed on April 26, 2012, Accession No.
0000950123-12-006772:


Variable Separate Account Financial Statements:
     -   Report of Independent Registered Public Accounting Firm
     -   Statements of Assets and Liabilities, December 31, 2011
     -   Schedules of Portfolio Investments, December 31, 2011
     -   Statements of Operations, for the year ended December 31, 2011
     -   Statements of Changes in Net Assets, for the year ended December 31,
         2011
     - Statements of Changes in Net Assets, for the year ended December 31, 2010, except as indicated
     -   Notes to Financial Statements

SunAmerica Annuity and Life Assurance Company Financial Statements:
     -   Report of Independent Registered Public Accounting Firm
     -   Consolidated Balance Sheets -- December 31, 2011 and 2010
     - Consolidated Statements of Income (Loss) -- Years Ended December 31, 2011, 2010 and 2009
     - Consolidated Statements of Comprehensive Income (Loss) -- Years Ended December 31, 2011, 2010 and 2009
     - Consolidated Statements of Shareholder's Equity -- Years Ended December 31, 2011, 2010 and 2009
     - Consolidated Statements of Cash Flows -- Years Ended December 31, 2011, 2010 and 2009
     -   Notes to Consolidated Financial Statements

(b) Exhibits


(1)   Resolution Establishing Separate Account...................................    1
(2)   Form of Custody Agreements.................................................    Not Applicable
(3)   (a)  Form of Distribution Contract.........................................    1
      (b)  Selling Agreement.....................................................    1
(4)   Variable Annuity Contract
      (a)  Individual Fixed and Variable Annuity Contract........................    10
      (b)  Nursing Home Rider....................................................    3
      (c)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement....    5
      (d)  Form of Maximum Anniversary Value Optional Death Benefit Endorsement..    9
      (e)  Form of Optional Guaranteed Living Benefit Endorsement................    8
      (f)  Form of Extended Legacy Program Guide.................................    10
(5)   Form of Application for Contract...........................................    10
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation........................    7
      (b)  Articles of Amendment to the Amended and Restated Articles of
           Incorporation.........................................................    7
      (c)  Amended and Restated Bylaws...........................................    7
(7)   Reinsurance Contract.......................................................    Not Applicable
(8)   Material Contracts
      (a)  Anchor Series Trust Fund Participation Agreement......................    12
      (b)  SunAmerica Series Trust Fund Participation Agreement..................    12
      (c)  Lord Abbett Fund Participation Agreement..............................    2
      (d)  American Funds Insurance Series and SunAmerica Series Trust Master-
           Feeder Fund Participation Agreement...................................    4
      (e)  Franklin Templeton Variable Insurance Products Trust Fund
           Participation Agreement...............................................    6
      (f)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
           Participation Agreement...............................................    9
      (g)  Seasons Series Trust Fund Participation Agreement.....................    12
(9)   Opinion and Consent of Counsel of Depositor................................    10
(10)  Consents...................................................................    Filed Herewith
(11)  Financial Statements Omitted from Item 23..................................    Not Applicable
(12)  Initial Capitalization Agreement...........................................    Not Applicable
(13)  Other
      (a)  Power of Attorney -- SunAmerica Annuity and Life Assurance Company
           Directors.............................................................    11
      (b)  Notice of Termination of Support Agreement............................    10
      (c)  Capital Maintenance Agreement of American International Group, Inc. ..    10

--------

1 Incorporated by reference to Initial Registration Statement, File Nos. 333-25473 and 811-03859, filed on April 18, 1997, Accession No. 0000950148-97-
   000989.

2 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

3 Incorporated by reference to Post-Effective Amendment No. 25 and Amendment No. 26, File Nos. 333-65118 and 811-03859, filed on September 21, 2006,
   Accession No. 0000950124-06-005435.

4 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession No. 0000950148-07-000101.

5 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-137892 and 811-03859, filed on February 4, 2008, Accession No. 0000950137-08-001533.

6 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 6, File Nos. 333-137892 and 811-03859, filed on April 28, 2008, Accession No. 0000950148-08-000093.

7 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No. 9, File Nos. 333-137866 and 811-07727, filed on July 21, 2009, Accession No. 0000950123-09-023939.

8 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 4, File Nos. 333-157199 and 811-03859, filed on December 21, 2009, Accession No. 0000950123-09-072050.

9 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.

10 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-172003 and 811-03859, filed on April 27, 2011, Accession No. 0000950123-11-040077.

11 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   4, File Nos. 333-172003 and 811-03859, filed on April 26, 2012, Accession No. 0000950123-12-006771.


12 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of SunAmerica Annuity and Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6121, unless otherwise noted.


NAME                             POSITION
----                             --------
Jana W. Greer(1)                 Director, President and Chief Executive Officer
Michael J. Akers(6)              Director and Senior Vice President
William J. Carr(5)               Director
Roger E. Hahn(2)                 Director
William J. Kane(3)               Director
Scott H. Richland(4)             Director
Mary Jane B. Fortin(2)           Executive Vice President and Chief Financial
                                 Officer
Robert M. Beuerlein(6)           Senior Vice President and Appointed Actuary
Christine A. Nixon               Senior Vice President and Secretary
Stewart R. Polakov(1)            Senior Vice President and Controller
Mallary L. Reznik                Senior Vice President and General Counsel
Timothy W. Still(1)              Senior Vice President
Edward T. Texeria(1)             Senior Vice President and Chief Accounting Officer
Stephen J. Stone(1)              Senior Vice President
Gavin D. Friedman                Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)      Vice President
Rodney A. Haviland(1)            Vice President
Monica F. Suryapranata(1)        Vice President and Variable Annuity Product
                                 Controller
Ana Ure(1)                       Chief Compliance Office (Rule 38a-1)
Manda Ghaferi                    Assistant Vice President
Virginia N. Puzon                Assistant Secretary



--------

  (1)  21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901

  (2)  2929 Allen Parkway, Houston, TX 77019

  (3)  10816 Andora Avenue, Chatsworth, CA 91311

  (4)  P.O. Box 297, Palos Verdes Estates, CA 90274

  (5)  147 Warrenton Drive, Houston, TX 77024


  (6)  2727-A Allen Parkway, Houston, TX 77019


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of SunAmerica Annuity and Life Assurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-11-001369, filed on February 23, 2012. Exhibit 21 is incorporated herein by reference.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of September 4, 2012, the number of Polaris Choice IV contracts funded by Variable Separate Account was 9,484, of which 6,333 were qualified contracts and 3,151 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION


Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SunAmerica Annuity and Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's Bylaws ("Bylaws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the Bylaws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Two
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Four
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Five
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Nine
    The United States Life Insurance Company in the City of New York -- FS Variable Separate Account
    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account One
    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Two
    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Five
    Anchor Series Trust

    Seasons Series Trust

    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds

    SunAmerica Series, Inc.

    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

    SunAmerica Specialty Series

(b) Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Stephen A. Maginn(1)        Director, Chief Distribution Officer
Frank Curran                Vice President, Controller, Financial Operation
                            Principal and Chief Financial Officer, Treasurer
Rebecca Snider              Chief Compliance Officer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary



     --------

      * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6121.

(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4901.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-----------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 10th day of October, 2012.


                                        VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY
                                            (On behalf of Registrant and itself)

                                        By:       /s/ MALLARY L. REZNIK
                                            ------------------------------------
                                                     MALLARY L. REZNIK,
                                            SENIOR VICE PRESIDENT & GENERAL
                                                           COUNSEL

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----
JANA W. GREER*                       Director, President & Chief         October 10, 2012
-----------------------------             Executive Officer
JANA W. GREER                       (Principal Executive Officer)


MICHAEL J. AKERS*                              Director                  October 10, 2012
-----------------------------
MICHAEL J. AKERS


WILLIAM J. CARR*                               Director                  October 10, 2012
-----------------------------
WILLIAM J. CARR


MARY JANE FORTIN*                     Executive Vice President &         October 10, 2012
-----------------------------          Chief Financial Officer
MARY JANE FORTIN                    (Principal Financial Officer)


ROGER E. HAHN*                                 Director                  October 10, 2012
-----------------------------
ROGER E. HAHN


WILLIAM J. KANE*                               Director                  October 10, 2012
-----------------------------
WILLIAM J. KANE


SCOTT H. RICHLAND*                             Director                  October 10, 2012
-----------------------------
SCOTT H. RICHLAND


STEWART R. POLAKOV*               Senior Vice President & Controller     October 10, 2012
-----------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                          Attorney-in-Fact              October 10, 2012
-----------------------------
*MANDA GHAFERI

                                  EXHIBIT INDEX


EXHIBIT NO.                                 DESCRIPTION
-----------                                 -----------
      (10)       Consents